Related party transactions (Details 2) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Total remuneration	€ 3,400	€ 3,818	€ 2,006
Supervisory Board of entity
Related party transactions
Total remuneration	600	398	203
Adriaan Nuhn (Chair)
Related party transactions
Total remuneration	135	115	65
Corinne Vigreux
Related party transactions
Total remuneration	98	80	50
Ron Teerlink
Related party transactions
Total remuneration	87	75	50
Gwyn Burr
Related party transactions
Total remuneration	98	68	0
Jambu Palaniappan
Related party transactions
Total remuneration	77	53	0
Johannes Reck
Related party transactions
Total remuneration	0	7	38
Lloyd Frink
Related party transactions
Total remuneration	45	0	0
David Fisher
Related party transactions
Total remuneration	€ 60	€ 0	€ 0